Related-Party Balances and Transactions (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jul. 22, 2022	Apr. 05, 2017	Mar. 18, 2015
IfrsStatementLineItems [Line Items]
Disputed amounts receivable	R$ 1,482,140,000	R$ 1,375,137,000
Actuarial liability amount	2,002,075,000	2,192,062,000
Agreement transaction amount							R$ 1,012,310,000
Accounts receivable, current	R$ 205,793,000	R$ 173,657,000					696,283,000
Inflation adjustment amount				R$ 325,561,000	R$ 316,027,000		R$ 316,027,000
Number of shares issued	683,509,869	683,509,869
Monthly installment payable						R$ 609,109,000
Receivables in current assets	R$ 97,075,000	R$ 86,446,000
Receivables in non-current assets	949,589,000	643,534,000
Other liabilities, current	8,456,000
Other liabilities, non-current	95,033,000	88,264,000
Other liabilities, current	39,025,211,000	7,956,000
Amount paid	8,963,000
Expenses related to personnel assigned by SABESP to other state government entities	800,000	734,000	R$ 2,108,000
Expenses related to personnel by other entities to SABESP	13,000	13,000	R$ 13,000
Non-operating assets	3,613,000	3,613,000
Net actuarial liability	148,116,000	129,600,000
Compensation to Officers	6,175,000	6,369,000
Bonus program	1,305,000	1,440,000
Total loan agreement related party	12,953,000	11,884,000
Total loan agreement related party		11,021,000
Total loan agreement related party	242,000
Total loan agreement related party	2,814,000
Total investment amount	10,800,000
Investment financed by FEHIDRO	8,700,000
Investment financed by SABESP	R$ 2,100,000
Financing interest rate	3.00%
Financing amount	R$ 5,100,000	R$ 4,700,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,221,000
Value of shares issued	R$ 87,174,000